Concentration of Risk (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration of Risk [Line Items]
Cash deposited with financial institutions	$ 28,725	$ 219,553	$ 629,355